Revenues - Disaggregation of revenue (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) oz	Dec. 31, 2020 USD ($) oz
Disaggregation of Revenue [Line Items]
Revenues	$ 110,734	$ 47,044
Gold sales
Disaggregation of Revenue [Line Items]
Revenues	$ 100,532	$ 44,279
Volume of Sales | oz	56,045	24,892
Silver sales
Disaggregation of Revenue [Line Items]
Revenues	$ 10,202	$ 2,765
Volume of Sales | oz	397,546	136,238